Shareholders' Equity - Disclosure of detailed information about change in restricted share units outstanding (Details) - Share	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period (in shares)	1,512,000	1,420,000
Restricted share units vested (in shares)	(225,000)	(365,500)
Restricted share units forfeited (in shares)	(225,000)	(104,500)
Restricted share units granted (in shares)	647,000	562,000
Restricted share units, end of period (in shares)	1,709,000	1,512,000
RSUs with no performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period (in shares)	0	0
Restricted share units granted (in shares)	182,000
Restricted share units, end of period (in shares)	182,000	0